Financial Instruments (Details 2)	3 Months Ended
Feb. 28, 2022 USD ($)
Undiscounted future cash flows	$ 10,913,504
Convertible Debentures
Undiscounted future cash flows	1,800,000
Employee Costs Payable
Undiscounted future cash flows	2,451,989
Promissory Notes Payable
Undiscounted future cash flows	167,061
Operating lease liability
Undiscounted future cash flows	129,198
Accounts Payable
Undiscounted future cash flows	3,891,268
Accrued Liabilities
Undiscounted future cash flows	2,473,988
Less Than 3 Months
Undiscounted future cash flows	10,827,372
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	1,800,000
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	2,451,989
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	167,061
Less Than 3 Months | Operating lease liability
Undiscounted future cash flows	43,066
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	3,891,268
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	2,473,988
Three To Six Months
Undiscounted future cash flows	43,066
Three To Six Months | Convertible Debentures
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Three To Six Months | Operating lease liability
Undiscounted future cash flows	43,066
Three To Six Months | Accounts Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	43,066
Six To Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six To Nine Months | Operating lease liability
Undiscounted future cash flows	43,066
Six To Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months To One Year | Operating lease liability
Undiscounted future cash flows	0
Nine Months To One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year | Operating lease liability
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	$ 0